SCHEDULE OF OPERATING LEASE PAYMENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Right-of-use Assets
2026	$ 912
2027	2,147
Less: interest	(180)
Present value of lease liabilities	2,879
Current liabilities	834	$ 811
Non-current liabilities	2,045	$ 1,626
Total operating lease liabilities	$ 2,879